Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation			$ 34,000	$ 53,000
Discontinued Operation [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,000	$ 10,000	$ 24,427,000	$ 27,236,000